P/E Global Enhanced International Fund
Schedule of Investments
November 30, 2025 (Unaudited)

U.S. TREASURY BILLS - 81.8%	Par	Value
3.89%, 12/16/2025 (a)	28,000,000	$27,954,506
TOTAL U.S. TREASURY BILLS (Cost $27,954,791)		27,954,506

TOTAL INVESTMENTS - 81.8% (Cost $27,954,791)		27,954,506
Other Assets in Excess of Liabilities - 18.2%		6,237,556
TOTAL NET ASSETS - 100.0%		$34,192,062

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	The rate shown is the annualized yield as of November 30, 2025.

P/E Global Enhanced International Fund
Schedule of Futures Contracts
November 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
MSCI EAFE Index	243	12/19/2025	$34,249,635	$337,724
US Dollar/Norwegian Krone Cross Currency Rate	2	12/15/2025	200,066	2,949
US Dollar/Swedish Krona Cross Currency Rate	8	12/15/2025	799,390	9,138
				$349,811
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/US Dollar Cross Currency Rate	(205)	12/15/2025	$13,433,650	$115,052
British Pound/US Dollar Cross Currency Rate	(75)	12/15/2025	6,203,906	121,729
Canadian Dollar/US Dollar Cross Currency Rate	(1)	12/16/2025	71,625	1,122
Euro/US Dollar Cross Currency Rate	(309)	12/15/2025	44,849,419	746,661
Japanese Yen/US Dollar Cross Currency Rate	(134)	12/15/2025	10,737,587	694,773
Mexican Peso/US Dollar Cross Currency Rate	(6)	12/15/2025	163,710	(4,247)
New Zealand Dollar/US Dollar Cross Currency Rate	(14)	12/15/2025	803,950	28,643
Swiss Franc/US Dollar Cross Currency Rate	(20)	12/15/2025	3,118,000	61,356
				$1,765,089
Net Unrealized Appreciation (Depreciation)		$ –	$–	$2,114,900

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

P/E Global Enhanced International Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Investments	$–	$27,954,506	$–	$27,954,506
Total Investments	$–	$27,954,506	$–	$27,954,506

Other Financial Instruments:
Futures Contracts*	$2,119,147	$–	$–	$2,119,147
Total Other Financial Instruments	$2,119,147	$–	$–	$2,119,147

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(4,247)	$–	$–	$(4,247)
Total Other Financial Instruments	$(4,247)	$–	$–	$(4,247)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of November 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.